EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF STOCKHOLDERS EQUITY	The following table sets forth the economic and voting interests of the Company’s common stockholders at December 31, 2020:

Class	Total Shares (1)	Economic Ownership in DMSH (2)	Economic Ownership in DMS Inc. (3)	Voting Ownership in DMS Inc. (4)
Class A Common Stock	32,392,576	55.2%	100.0%	55.5%
Class B Common Stock	25,999,464	44.3%	—%	44.5%

(1) Represents the total number of outstanding shares for each class of DMS Inc. common stock at December 31, 2020. On October 22, 2020, as required by the post-closing working capital adjustment provisions of the Business Combination Agreement, (i) the Company issued (a) 98,783 total additional shares of Class A Common Stock to the Blocker Sellers and (b) 142,394 total additional shares of Class B Common Stock to Prism and Clairvest Direct Seller.

(2) Represents (i) the Class A Common Stockholders’ indirect economic interest in DMSH through their ownership of Class A Common Stock and (ii) the Class B Common Stock holders’ direct economic interest in DMSH through their ownership of DMSH Units. The remaining economic ownership is held by the sellers in SmarterChaos acquisition.

(3) Represents the aggregate economic interest in DMS Inc. through the stockholders' ownership of Class A Common Stock.
(4) Represents the aggregate voting interest in DMS Inc. through the stockholders' ownership of Company common stock.